Shareholder Report, Holdings (Details) - COLORADO BONDSHARES A TAX-EXEMPT FUND - HICOX	Sep. 30, 2025
AAA / Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AA / Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
A / A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
BBB / Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
BB / Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
B / B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
NOT RATED [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.00%
CHARTER SCHOOLS [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
CO METRO DISTRICT [Member]
Holdings [Line Items]
Percent of Total Investments	57.00%
UTAH PID [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
HOUSING [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
INDIAN TRIBE [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
OTHER [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Puerto Rico Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
SHORT-TERM [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
CASH & OTHER ASSETS / LIABILITIES [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%